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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:

    /s/ Paul A. Frick            West Conshohocken, PA             11/23/05
-------------------------     --------------------------     -----------------
       [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        No.     Form 13F File Number     Name
        ---     --------------------     ----
        1       28-2635                  Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1

Form 13F Information Table Entry Total:                29

Form 13F Information Table Value Total:         $ 173,970
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number     Name
        ---     --------------------     ----
        2       28-11063                 Permit Capital GP, L.P.

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
            COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8
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                                                                                                                  VOTING AUTHORITY
                                      TITLE OF               VALUE    SHRS OR    SHR/ PUT/  INVESTMENT  OTHER   --------------------
NAME OF ISSUER                         CLASS      CUSIP    (x$1,000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC                 COM     026874107      1,592    25,700   SH            OTHER    2          X
AMERICAN TOWER SYS CORP                 CL A    029912201     51,046 2,045,922   SH            OTHER    2          X
CITIGROUP INC                           COM     172967101        842    18,500   SH            OTHER    2          X
COMCAST CORP                          CL A SPL  20030N200      1,784    62,000   SH            OTHER    2          X
CUMMINS INC                             COM     231021106        264     3,000   SH            OTHER    2          X
IPASS INC                               COM     34354P105        578   107,510   SH            OTHER    2          X
JOHNSON & JOHNSON                       COM     46261V108        728    11,500   SH            OTHER    2          X
LIBERTY MEDIA CORP                   COM SER A  478160104        467    58,000   SH            OTHER    2          X
MERCK & CO INC                          COM     530718105        544    20,000   SH            OTHER    2          X
PFIZER INC                              COM     589331107      1,323    53,000   SH            OTHER    2          X
SBA COMMUNICATIONS CORP                 COM     78388J106    107,738 6,982,347   SH            OTHER    2          X
SPRINT NEXTEL CORPORATION             COM FON   852061100        909    38,222   SH            OTHER    2          X
TYCO INTERNATIONAL LTD NEW              COM     902124106        599    21,500   SH            OTHER    2          X

ALTRIA GROUP INC                        COM     02209S103        885    12,000   SH            OTHER   1,2         X
AMERICAN INTL GROUP INC                 COM     026874107        372     6,000   SH            OTHER   1,2         X
BERKSHIRE HATHAWAY INC DEL              CL A    084670108        656         8   SH            OTHER   1,2         X
BLOCK H & R INC                         COM     093671105        285    11,900   SH            OTHER   1,2         X
BROWN FORMAN CORP                       CL A    115637100        315     5,100   SH            OTHER   1,2         X
CITIGROUP INC                           COM     172967101        251     5,525   SH            OTHER   1,2         X
COMCAST CORP NEW                      CL A SPL  20030N200        381    13,250   SH            OTHER   1,2         X
KRAFT FOODS INC                         CL A    50075N104        221     7,225   SH            OTHER   1,2         X
MARTIN MARIETTA MATLS INC               COM     573284106        417     5,310   SH            OTHER   1,2         X
MCCLATHY CO                             CL A    579489105        194     2,975   SH            OTHER   1,2         X
NEW YORK TIMES CO                       CL A    650111107         51     1,700   SH            OTHER   1,2         X
SCHWEITZER-MAUDUIT INTL INC             COM     808541106        142     6,375   SH            OTHER   1,2         X
SCRIPPS E W CO OHIO                     CL A    811054204        319     6,375   SH            OTHER   1,2         X
UST INC                                 COM     902911106        427    10,200   SH            OTHER   1,2         X
WASHINGTON POST CO                      CL B    939640108        289       360   SH            OTHER   1,2         X
WELLS FARGO & CO NEW                    COM     949746101        351     6,000   SH            OTHER   1,2         X

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